Significant Accounting Policies - Dependence on Major Customers (Details) - Oil and gas sales - Customer concentration	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valero Energy Corp.
Dependence on Major Customers
Concentration risk (as a percent)		18.00%	22.00%
ETC Field Services LLC
Dependence on Major Customers
Concentration risk (as a percent)	24.00%	17.00%
NGL Energy Partners LP
Dependence on Major Customers
Concentration risk (as a percent)		15.00%	12.00%
PVR Midstream
Dependence on Major Customers
Concentration risk (as a percent)			12.00%
Plains Marketing
Dependence on Major Customers
Concentration risk (as a percent)	37.00%	16.00%	10.00%
Monarch Natural Gas, LLC
Dependence on Major Customers
Concentration risk (as a percent)			10.00%